Noncontrolling Interest (Tables)	12 Months Ended
Dec. 31, 2016
Noncontrolling Interest [Abstract]
Schedule of Movements in Noncontrolling Interest

The following tables show the movements in noncontrolling interest for the years ended December 31, 2016 and 2015:

Year ended December 31, 2016 (millions of dollars)	Temporary Equity	Equity	Total
Noncontrolling interest – January 1, 2016	23	52	75
Distributions to noncontrolling interest	(3)	(6)	(9)
Net income attributable to noncontrolling interest	2	4	6

Noncontrolling interest – December 31, 2016	22	50	72

Year ended December 31, 2015 (millions of dollars)	Temporary Equity	Equity	Total
Noncontrolling interest – January 1, 2015	21	49	70
Distributions to noncontrolling interest	(1)	(4)	(5)
Net income attributable to noncontrolling interest	3	7	10

Noncontrolling interest – December 31, 2015	23	52	75